INTERIM FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information [Line Items]
Revenue	$ 2,359,808	$ 2,322,521	$ 2,322,362	$ 2,302,259	$ 2,305,901	$ 2,260,221	$ 823,501	$ 627,589	$ 9,306,950	$ 6,017,212
Operating expenses	(2,142,753)	(2,201,946)	(2,069,094)	(2,052,149)	(2,087,555)	(2,115,955)	(777,564)	(573,329)	(8,465,942)	(5,554,403)
Operating income	217,055	120,575	253,268	250,110	218,346	144,266	45,937	54,260	841,008	462,809
Net income (loss)	2,243,325	(192,434)	(479,939)	(76,188)	(236,049)	(172,553)	(282,129)	(140,748)	1,494,764	(831,479)
Net income attributable to noncontrolling interests	(850)	(135)	(365)	(237)	(659)	(256)	364	0	(1,587)	(551)
Net income (loss) attributable to Altice USA, Inc. stockholders	$ 2,242,475	$ (192,569)	$ (480,304)	$ (76,425)	$ (236,708)	$ (172,809)	$ (281,765)	$ (140,748)	$ 1,493,177	$ (832,030)
Basic and diluted income (loss) per share attributable to Altice USA Inc.'s stockholders (in dollars per share)	$ 3.04	$ (0.26)	$ (0.73)	$ (0.12)	$ (0.36)	$ (0.27)	$ (0.43)	$ (0.22)	$ 2.15	$ (1.28)
Payments of dividends				$ 79,617					$ 919,317	$ 365,559
Federal Tax Reform
Quarterly Financial Information [Line Items]
Impact from changes in tax rates									(2,332,677)	0
Pay TV
Quarterly Financial Information [Line Items]
Revenue	$ 1,049,135	$ 1,069,946	$ 1,071,163	1,083,878	$ 1,072,996	$ 1,066,019	$ 370,122	$ 279,736	4,274,122	2,788,873
Broadband
Quarterly Financial Information [Line Items]
Revenue	681,779	658,278	642,620	625,918	614,383	594,932	245,568	196,691	2,608,595	1,651,574
Telephony
Quarterly Financial Information [Line Items]
Revenue	169,064	172,479	178,261	180,961	184,347	185,834	55,855	39,735	700,765	465,771
Business services and wholesale
Quarterly Financial Information [Line Items]
Revenue	330,510	324,642	323,641	319,420	314,578	309,366	111,193	84,404	1,298,213	819,541
Advertising
Quarterly Financial Information [Line Items]
Revenue	121,712	89,292	97,501	83,361	110,764	90,555	29,843	20,887	391,866	252,049
Other
Quarterly Financial Information [Line Items]
Revenue	$ 7,608	$ 7,884	$ 9,176	$ 8,721	$ 8,833	$ 13,515	$ 10,920	$ 6,136	$ 33,389	$ 39,404